                                   FORM N-CSR

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number File No. 811-1144

THE FINANCE COMPANY OF PENNSYLVANIA
               (Exact name of registrant as specified in charter)

150 SOUTH INDEPENDENCE MALL WEST, PHILADELPHIA, PA 19106
               (Address of principal executive offices) (Zip Code)

                        Charles E. Mather III, President

150 SOUTH INDEPENDENCE MALL WEST, PHILADELPHIA, PA 19106
                     (Name and address of agent for service)

         Registrant's telephone number, including area code 215-351-4778

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2003

ITEM 1. REPORT TO STOCKHOLDERS.

       THE FINANCE COMPANY OF PENNSYLVANIA
                                FOUNDED 1871
                                [SWIRL ARTWORK]

                                 ANNUAL REPORT

                               DECEMBER 31, 2003

                      THE FINANCE COMPANY OF PENNSYLVANIA

                       Public Ledger Building, Suite 630
                        150 South Independence Mall West
                             Philadelphia, PA 19106

                               BOARD OF DIRECTORS
                             Charles E. Mather III

              Shaun F. O'Malley                             Jonathan D. Scott
           Herbert S. Riband, Jr.                          Frank A. Wood, Jr.

                                    OFFICERS
                        Charles E. Mather III, President
                    Frank A. Wood, Jr., Secretary-Treasurer
                   Doranne H. Case, Asst. Secretary-Treasurer
                     Mary Ellen Christ, Assistant Secretary

                      THE FINANCE COMPANY OF PENNSYLVANIA
                       Public Ledger Building, Suite 630
                        150 South Independence Mall West
                             Philadelphia, PA 19106

                                                                February 6, 2004

TO OUR SHAREHOLDERS:

     We are pleased to submit your Company's one hundred and thirty-second Annual Report.

     The following is a summary of financial information for the years 1999 to 2003:

          NET           DIVIDENDS PAID         DEC. 31
       INVESTMENT   -----------------------   NET ASSET
YEAR    INCOME*     REGULAR   EXTRA   TOTAL     VALUE
----   ----------   -------   -----   -----   ---------
1999     26.39       12.75    13.73   26.48   $1,040.12
2000     29.77       13.75    17.82   31.57   $1,279.93
2001     28.29       14.00    22.23   36.23   $1,127.45
2002     25.54       14.00    15.25   29.25   $  962.46
2003     25.09       14.00    17.33   31.33   $1,146.09

     As a Regulated Investment Company, the Company is required to pay to its shareholders at least 98% of its ordinary income for the calendar year 2003 or pay a 4% non-deductible Federal Excise Tax on its undistributed ordinary income. Your Board of Directors has elected to distribute 100% of the ordinary income.

     We are pleased that your Company has been able to pass on to shareholders a larger extra dividend than in 2002.

     On January 30, 2004, the Company paid to the shareholders of record on December 31, 2003, the regular quarterly dividend of $3.50 and an extra dividend of $17.33, making a total dividend of $20.83. The tax law requires that the final dividend, although paid in 2004, is taxable to the shareholders in 2003.

     Common stocks constitute 84.25% of the portfolio of investments at market on December 31, 2003, compared with 82.68% one year earlier.

     Our investment adviser, Cooke & Bieler, Inc., is present at each of our Board Meetings and is available for consultation throughout the year.

     The officers and directors of The Finance Company of Pennsylvania thank you for your continued support.

                                                       /s/ Charles E. Mather III
                                           Charles E. Mather, III, President

 *Please refer to page 12 of Annual Report for calculations.

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders of The Finance Company of Pennsylvania:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of The Finance Company of Pennsylvania (the "Company") as of December 31, 2003, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 2003 and 2002, and the condensed financial information for each of the years in the five-year period ended December 31, 2003. These financial statements and the condensed financial information are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and condensed financial information present fairly, in all material respects, the financial position of The Finance Company of Pennsylvania at December 31, 2003, the results of its operations, the changes in its net assets, and the condensed financial information for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Philadelphia, Pennsylvania
January 26, 2004

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003

ASSETS
INVESTMENTS-AT MARKET OR FAIR VALUE (NOTE 1):
     SHORT TERM INVESTMENTS (IDENTIFIED COST
           $2,949,189)................................  $ 2,949,189
     U.S. TREASURY NOTES & BONDS (IDENTIFIED COST
           $5,856,804)................................    6,154,610
     COMMON STOCKS & MUTUAL FUNDS (IDENTIFIED COST
           $12,141,714) INCLUDING AFFILIATE (NOTE
           2).........................................   48,705,037
                                                        -----------
                TOTAL INVESTMENTS.....................   57,808,836
CASH..................................................       54,592
ACCRUED INTEREST AND DIVIDENDS RECEIVABLE.............      153,876
PREPAID EXPENSES......................................       25,020
OTHER ASSETS..........................................        1,958
                                                        -----------

                TOTAL.................................   58,044,282
                                                        -----------
LIABILITIES
ACCRUED EXPENSES AND TAXES (NOTE 1)...................      511,760
COVERED CALLS WRITTEN AT FAIR VALUE (PREMIUM RECEIVED
  $21,389) (NOTE 3)...................................       33,480
DIVIDENDS PAYABLE.....................................    1,033,633
                                                        -----------

                TOTAL.................................    1,578,873
                                                        -----------
NET ASSETS
NET ASSETS (WITH INVESTMENTS AT MARKET OR FAIR VALUE)
     EQUIVALENT TO $1,146.09 PER SHARE ON SHARES OF
     49,268 $10 PAR VALUE CAPITAL STOCK OUTSTANDING AT
     DECEMBER 31, 2003 (AUTHORIZED 232,000 SHARES)....  $56,465,409
                                                        ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2003
                         SHORT TERM SECURITIES -- 5.10%

                                                                          Aggregate
                                                                            Quoted
     Face Value/                                            Identified   Market Price
  Principal Amount                                             Cost        (Note 1)
  ----------------                                          ----------   ------------
      2,616,763         BLACKROCK FED FUND #30............  $2,616,763    $2,616,763
        322,426         BLACKROCK FED. SEC. FUND #11......     322,426       322,426
         10,000         BLACKROCK TREAS. TRUST FUND #62...      10,000        10,000
                                                            ----------    ----------
                                TOTAL.....................   2,949,189     2,949,189
                                                            ----------    ----------

                    U.S. TREASURY NOTES AND BONDS -- 10.65%

                                                                        Aggregate
                                                                          Quoted
      Principal                                           Identified   Market Price
       Amount                                                Cost        (Note 1)
---------------------                                     ----------   ------------
      1,000,000         U.S. TREASURY NOTES 6%
                             DUE 8/15/04................   1,015,563     1,030,312
      1,000,000         U.S. TREASURY NOTES 7 1/4%
                             DUE 8/15/04................   1,009,703     1,037,813
        500,000         U.S. TREASURY NOTES 6 1/2%
                             DUE 5/15/05................     499,544       534,219
        500,000         U.S. TREASURY NOTES 6 3/4%
                             DUE 5/15/05................     505,531       535,781
      1,000,000         U.S. TREASURY NOTES 5 5/8%
                             DUE 2/15/06................     987,825     1,077,813
      1,000,000         U.S. TREASURY NOTES 5 5/8%
                             DUE 5/15/08................   1,028,306     1,107,813
        750,000         U.S. TREASURY NOTES 5 5/8%
                             DUE 5/15/08................     810,332       830,859
                                                          ----------    ----------
                                TOTAL...................   5,856,804     6,154,610
                                                          ----------    ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2003

                            COMMON STOCKS -- 84.25%

                                                                          Aggregate
       Number                                                               Quoted
         of                                                 Identified   Market Price
       Shares                                                  Cost        (Note 1)
---------------------                                       ----------   ------------
                        PETROLEUM AND MINING -- 9.25%
       116,806          EXXON MOBIL CORP. ................  $  154,159   $ 4,789,046
        10,000          PENN VIRGINIA CORP. ..............       4,582       556,500
                                                            ----------   -----------
                                TOTAL.....................     158,741     5,345,546
                                                            ----------   -----------
                        BANKING, INSURANCE AND FINANCIAL
                        HOLDING COMPANIES -- 36.64%
        15,000          AON CORP. ........................     271,939       359,100
       343,940          PNC FINANCIAL SERVICES GROUP,
                             INC. ........................     207,809    18,823,836
        20,000          MARSH & MCLENNAN COMPANIES
                             INC. ........................     262,439       957,800
        20,000          STATE STREET CORP. ...............     152,542     1,041,600
                                                            ----------   -----------
                                TOTAL.....................     894,729    21,182,336
                                                            ----------   -----------
                        MANUFACTURING AND DIVERSIFIED -- 19.08%
        30,000          ACUITY BRANDS, INC. ..............     361,545       774,000
           200          BERKSHIRE HATHAWAY B..............     449,324       563,000
         5,800          COMPUTER SCIENCES CORP. ..........     197,432       256,534
        24,000          DOVER CORP. ......................     215,644       954,000
        18,000          DOW CHEMICAL CO. .................     116,337       748,260
        12,000          EMERSON ELECTRIC CO. .............     181,980       777,000
        17,500          GENUINE PARTS CO. ................     280,027       581,000
        18,000          HARTE HANKS INC. .................     280,474       391,500
        22,500          HASBRO, INC. .....................     271,125       478,800
        10,000          INT'L BUSINESS MACHINES CORP. ....     256,675       926,800
        11,800          KIMBERLY-CLARK CORP. .............     572,592       697,262
         8,700          MANPOWER INC. ....................     240,750       409,596
        17,000          MOTOROLA, INC. ...................     199,750       238,000
        20,500          PALL CORPORATION..................     419,512       550,015
        24,000          PITNEY BOWES, INC. ...............     750,286       974,880
        22,500          SNAP-ON INC. .....................     630,468       725,400
        32,000          STEELCASE, INC. CL A..............     386,240       459,520
         6,200          3M COMPANY........................      89,790       527,186
                                                            ----------   -----------
                                TOTAL.....................   5,899,951    11,032,753
                                                            ----------   -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2003

                           COMMON STOCKS -- CONCLUDED

                                                                                 Aggregate
                                                                                   Quoted
       Number                                                                      Market
         of                                                       Identified       Price
       Shares                                                        Cost         (Note 1)
---------------------                                             -----------   ------------
                        DRUGS AND PHARMACEUTICALS -- 6.01%
       10,500           ABBOTT LABORATORIES INC. ...............  $   372,716   $   489,300
       15,000           BECTON DICKINSON & CO. .................      441,067       617,100
       16,000           BRISTOL-MYERS SQUIBB CO. ...............      394,711       457,600
       10,000           HCA.....................................      379,580       429,600
       16,000           JOHNSON AND JOHNSON.....................       88,070       826,560
        1,567           MEDCO HEALTH SOLUTIONS..................        7,833        53,262
       13,000           MERCK & CO., INC. ......................      138,569       600,600
                                                                  -----------   -----------
                                                                    1,822,546     3,474,022
                                                                  -----------   -----------
                        ADVERTISING & COMMUNICATIONS -- 3.00%
       13,000           COMCAST CORP. CLASS A SPECIAL...........      390,260       406,770
       40,000           INTERPUBLIC GROUP OF COMPANIES INC. ....      531,330       624,000
       20,000           VERIZON COMMUNICATIONS, INC.............      178,287       701,600
                                                                  -----------   -----------
                                                                    1,099,877     1,732,370
                                                                  -----------   -----------
                        FOOD/RETAIL MERCHANDISING -- 3.80%
       18,000           COCA-COLA CO. ..........................       21,581       913,500
        6,400           JONES APPAREL GROUP.....................      211,328       225,472
       18,100           MCDONALDS CORP. ........................      245,966       449,423
       15,500           WENDYS INTERNATIONAL INC. ..............      266,213       608,220
                                                                  -----------   -----------
                                                                      745,088     2,196,615
                        ENERGY -- 0.88%
       25,000           DUKE ENERGY CORP. ......................      449,383       511,250
                                                                  -----------   -----------
                        INTERNATIONAL -- 2.28%
       34,153           ARTISAN INTERNATIONAL FUNDS.............      500,000       645,833
       18,255           VANGUARD TOTAL INT'L STOCK INDEX FD. ...      500,000       671,596
                                                                  -----------   -----------
                                                                    1,000,000     1,317,429
                                                                  -----------   -----------
                        DIVERSIFIED HOLDING -- 3.31%
          732           PENNSYLVANIA WAREHOUSING AND SAFE
                             DEPOSIT COMPANY (NOTE 2)...........       71,399     1,912,716
                                                                  -----------   -----------
                                TOTAL COMMON STOCKS.............   12,141,714    48,705,037
                                                                  -----------   -----------
                                TOTAL INVESTMENTS...............  $20,947,707   $57,808,836
                                                                  ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME:
     INCOME:
           DIVIDENDS (INCLUDING DIVIDENDS FROM
                AFFILIATE -- NOTE 2)...................   $ 1,358,584
           INTEREST....................................       334,384
                                                          -----------
                TOTAL..................................     1,692,968
     EXPENSES:
           COMPENSATION (NOTE 6)..........  $   133,000
           TAXES OTHER THAN INCOME
             TAXES........................       30,389
           DIRECTORS' FEES................       51,475
           INVESTMENT ADVISORY FEES
             (NOTE 6).....................       91,434
           LEGAL..........................       19,376
           AUDITING AND ACCOUNTING........       64,580
           CUSTODIAN......................       13,184
           INSURANCE......................       27,742
           OTHER OFFICE AND
             ADMINISTRATIVE...............       35,446
                                            -----------
                TOTAL..................................       466,626
                                                          -----------
     NET INVESTMENT INCOME.............................     1,226,342
                                                          -----------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS (NOTE 4):
     REALIZED GAIN FROM SECURITY
           TRANSACTIONS (EXCLUDING
           SHORT-TERM INVESTMENTS):
           PROCEEDS FROM SALES............  $ 3,941,076
           COST OF SECURITIES SOLD........    2,078,823
                                            -----------
                NET REALIZED GAIN......................     1,862,253
     UNREALIZED APPRECIATION OF
        INVESTMENTS:
           AT JANUARY 1, 2003.............  $28,820,830
           AT DECEMBER 31, 2003...........   36,849,038
                                            -----------
     INCREASE IN NET UNREALIZED APPRECIATION...........     8,028,208
                                                          -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS........     9,890,461
CAPITAL GAINS TAX PAYABLE ON BEHALF OF SHAREHOLDERS
    (NOTE 1)...........................................      (490,207)
                                                          -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...   $10,626,596
                                                          ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                       STATEMENT OF CHANGES IN NET ASSETS

                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                               2003          2002
                                            -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
  OPERATIONS:
     NET INVESTMENT INCOME................  $ 1,226,342   $ 1,288,183
     NET REALIZED GAIN ON INVESTMENTS.....    1,862,253     1,002,251
     INCREASE (DECREASE) IN NET UNREALIZED
        APPRECIATION ON INVESTMENTS.......    8,028,208    (8,945,107)
     CAPITAL GAINS TAX PAYABLE ON BEHALF
        OF SHAREHOLDERS (NOTE 1)..........     (490,207)     (127,675)
                                            -----------   -----------
     NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS.........   10,626,596    (6,782,348)
     UNDISTRIBUTED INVESTMENT INCOME
        INCLUDED IN PRICE OF SHARES
        REDEEMED..........................       (3,632)       (7,357)
     REALIZED GAIN FROM SECURITY
        TRANSACTIONS INCLUDED IN PRICE OF
        SHARES REDEEMED...................       (3,673)       (7,715)
     DIVIDENDS TO SHAREHOLDERS FROM NET
        INVESTMENT INCOME.................   (1,544,851)   (1,455,188)
CAPITAL SHARE TRANSACTIONS:
     (EXCLUSIVE OF AMOUNTS ALLOCATED TO
        INVESTMENT INCOME AND NET REALIZED
        GAIN FROM SECURITY TRANSACTIONS)
        (NOTE 1):
           COST OF SHARES OF CAPITAL STOCK
             REDEEMED.....................     (346,091)     (689,716)
                                            -----------   -----------
     TOTAL INCREASE (DECREASE) IN NET
        ASSETS............................    8,728,349    (8,942,324)
NET ASSETS:
     BEGINNING OF YEAR....................   47,737,060    56,679,384
                                            -----------   -----------
     END OF YEAR [INCLUDING UNDISTRIBUTED
        NET INVESTMENT INCOME (LOSS) OF
        ($269,158) AND ($269,039)
        RESPECTIVELY].....................  $56,465,409   $47,737,060
                                            ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                         NOTES TO FINANCIAL STATEMENTS

                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

1. SIGNIFICANT ACCOUNTING POLICIES
     The Company is registered under the Investment Company Act of 1940, as amended, as a regulated open-end investment company. On April 21, 1964, the stockholders approved amendments to the Articles of Incorporation whereby, since that date, the Company has held itself ready to redeem any of its outstanding shares at net asset value. Net asset value for redemptions is determined at the close of business on the day of formal tender of shares or the next day on which the New York Stock Exchange is open. Transactions in capital stock were as follows:

                                                 Number        Aggregate
                                                of Shares       amount
                                                ---------      ---------
Shares redeemed:
     Year Ended December 31, 2003.............     331         $353,396
     Year Ended December 31, 2002.............     673         $704,788

     During 2003, the Company distributed portfolio securities with a fair market value of $137,668 and a cost of $1,701. The related gain of $135,967 has been included in Realized Gain from Security Transactions in the Company's Statement of Operations.

     The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Portfolio Valuation
     Investments are valued using published bid quotes as of December 31, 2003. Costs used to determine realized gain or loss from securities transactions are those of the specific securities sold. Investments in non-marketable securities are valued at fair value as determined by the Board of Directors (see Note 2).

Federal Income Taxes
     No provision has been made for Federal income taxes other than capital gains tax because the Company has elected to be taxed as a regulated investment company meeting certain requirements of the Internal Revenue Code. As such, the Company is paying the applicable Federal capital gains tax for shareholders and retaining the net balance for reinvestment, except to the extent that such gains are considered to have been distributed to redeeming shareholders.

Use of Estimates
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The Company's financial statements include amounts that are based on management's best estimates and judgments. Actual results could differ from those estimates.

Other
     As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Reclassifications
     Certain reclassifications have been made to the 2002 Statement of Changes in Net Assets to conform to the 2003 presentation.

2. NON-MARKETABLE SECURITY OF AFFILIATE
     There is no ready market for the below listed security. Fair value is established by the Board of Directors of The Finance Company of Pennsylvania.

     The Pennsylvania Warehousing and Safe Deposit Company is defined as an affiliate under the Investment Company Act of 1940 in that the Company owns 5% or more of the outstanding voting securities of such company. Further, if at the time of public sale of any of these shares the Company would be deemed a "control person," it would be necessary to register such shares under the Securities Act of 1933 prior to their sale.

                                                             For the
                                                           year ended
                              December 31, 2003           December 31,
                      ---------------------------------       2003
                      Percent   Identified      Fair        Dividend
Shares                 Owned       Cost        Value         Income
------                -------   ----------   ----------   -------------
732     Pennsylvania
        Warehousing
        and Safe
        Deposit
        Company       16.94%     $71,399     $1,912,716      $98,820
                      ======     =======     ==========      =======

3. COVERED CALLS WRITTEN
     At December 31, 2003, the Company has written covered calls as follows:

                            Expiration   Exercise   Shares Subject    Fair
Common Stock                   Date       Price        to Call        Value
------------                ----------   --------   --------------   -------
3M Company................   4/17/04      $80.00        6,200        $33,480
                                                                     =======

During 2003, the Company recognized $35,224 of premiums in connection with written covered calls expiring unexercised. Such amount has been recorded in Realized Gain from Security Transactions in the Company's Statement of Operations.

4. PURCHASES AND SALES OF SECURITIES
     The aggregate cost of securities purchased, the proceeds from sales and maturities of investments, and the cost of securities sold (excluding U.S. Government short-term securities) for the year ended December 31, 2003 were:

                               Historical                     Cost of
                                 Cost of     Proceeds from   Securities
                               Investments     Sales and      Sold and
                                Purchased     Maturities      Matured
                               -----------   -------------   ----------
Common stocks................  $3,626,294     $3,803,408     $2,077,122
U.S. Treasury................           0      1,000,000      1,000,000
Short-term securities........   5,321,369      3,117,568      3,117,568
                               ----------     ----------     ----------
     Total...................  $8,947,663     $7,920,976     $6,194,690
                               ==========     ==========     ==========

     The amounts above do not include the market value and cost of shares distributed in connection with redemptions. During 2003, the company distributed common stocks with value of $137,668 and cost of $1,701.

5. LEASE
     The Company rents office space under a lease expiring in April 2004. The lessor company's president is an officer and director of the Company. Minimum annual rental for this space is $6,500.

6. OTHER INFORMATION FOR THE YEAR ENDED DECEMBER 31, 2003
     Directors of the Company, who are not also employees, are paid a fee for attendance at meetings of the Board of Directors and its committees. Compensation of officers amounted to $133,000.

     Investment advisory fees payable monthly to Cooke & Bieler, Inc., are based on the monthly closing portfolio value, less the value of certain investments at an annual rate of .5 of 1%.

7. SUBSEQUENT EVENT
     A dividend from net investment income of $1,026,252 was declared on December 16, 2003 payable at $20.83 per share on January 30, 2004 to shareholders of record on December 31, 2003.

                        CONDENSED FINANCIAL INFORMATION

Selected data for each share of capital stock outstanding throughout each period:

                                             Years Ended December 31,
                               2003        2002        2001        2000        1999
                             -------------------------------------------------------
--------------------------------------------------------------------------------------
Investment income..........  $   34.64   $   34.46   $   37.15   $   38.41   $   34.49
Expenses...................       9.55        8.92        8.86        8.64        8.10
                             ---------   ---------   ---------   ---------   ---------
Net investment income......      25.09       25.54       28.29       29.77       26.39
Dividends from net
  investment income........     (31.33)     (29.25)     (36.23)     (31.57)     (26.48)
Net realized gain (loss)
  and increase (decrease)
  in unrealized
  appreciation.............     189.87     (161.28)    (144.54)     241.61      (27.25)
                             ---------   ---------   ---------   ---------   ---------
Net increase (decrease) in
  net assets value.........     183.63     (164.99)    (152.48)     239.81      (27.34)
Net assets value:
  Beginning of year........     962.46    1,127.45    1,279.93    1,040.12    1,067.46
                             ---------   ---------   ---------   ---------   ---------
  End of year..............  $1,146.09   $  962.46   $1,127.45   $1,279.93   $1,040.12
                             =========   =========   =========   =========   =========
Annual ratio of expenses to
  average net assets.......       0.91%       0.84%       0.74%       0.78%       0.74%
Annual ratio of net
  investment income to
  average net assets.......       2.38%       2.42%       2.36%       2.68%       2.40%
Annual portfolio turnover
  rate.....................       7.28%      11.73%       4.46%      13.01%       6.31%
Number of shares
  outstanding at end of
  period in thousands......         49          49          50          51          55

     Certain Reclassifications have been made to the prior year amounts and percentages to conform to the 2003 presentation.

                    CHANGES IN THE PORTFOLIO OF INVESTMENTS
                     (EXCLUSIVE OF SHORT-TERM INVESTMENTS)
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 2003
                                  (UNAUDITED)

                                   PURCHASES

                                            Changes       Balance
                                             During     December 31,
                                           the Period       2003
                                           ----------   ------------
                                               Number of Shares
                                           -------------------------
Berkshire Hathaway.......................        80           200
Comcast Class A Special..................    13,000        13,000
Duke Energy Corp. .......................    25,000        25,000
HCA......................................    10,000        10,000
Jones Apparel Group......................     6,400         6,400
Kimberly-Clark Corp. ....................     5,400        11,800

                           STOCK DIVIDENDS AND SPLITS

                                               Number of Shares
                                           -------------------------
3M Corp. ................................     6,500         6,200
Medco Health Solutions...................     1,567         1,567

                                     SALES

                                               Number of Shares
                                           -------------------------
Avon Products Inc. ......................     5,000            --
Comcast Class A Special..................    13,000        13,000
Duke Energy Corp. .......................    25,000        25,000
Penn Virginia Corp. .....................     6,600        10,000
3M Corp. ................................     7,700         6,200

                                   MATURITIES

                                               Principal Amount
                                           -------------------------
U.S. Treasury Notes 5.75% due
  8/15/2003..............................  1,000,000           --

                     SUPPLEMENTAL INFORMATION ON DIRECTORS

                (Not Part of the Company's Financial Statements)

                                 TERM OF
                               OFFICE AND                             OTHER DIRECTORSHIPS HELD BY
NAME, ADDRESS(1), POSITION(S)   LENGTH OF    PRINCIPAL OCCUPATION(S)    DIRECTOR OR NOMINEE FOR
 HELD WITH THE FUND, AND AGE   TIME SERVED     DURING PAST 5 YEARS             DIRECTOR
-----------------------------  -----------   -----------------------  ---------------------------
Interested Directors(2)
Charles E. Mather III            2005        President and Director   Director of Penn Series
  Director and President       23 years      of Mather & Co.          Funds, Inc.
  Age: 69                                    (insurance brokers)
Frank A. Wood, Jr.               2004        Retired (Formerly Vice   Director of Pennsylvania
  Director and                 29 years      President, Provident     Warehousing and Safe
  Secretary/Treasurer                        National Bank)           Deposit Company
  Age: 83
Non-Interested Directors
Jonathan D. Scott                2006        Senior Vice President,   Director of Pennsylvania
  Director                     14 years      PNC Bank Corp.           Warehousing and Safe
  Age: 51                                                             Deposit Company
Herbert S. Riband, Jr.           2004        Of counsel to the law    None
  Director                     10 years      firm of Saul, Ewing LLP
  Age: 67
Shaun F. O'Malley                2006        Retired (Formerly        Director of The
  Director                      8 years      Chairman, Price          Philadelphia
  Age: 68                                    Waterhouse World         Contributionship, Horace
                                             Organization             Mann Educators Corp.,
                                             (accounting))            Federal Home Loan Mortgage
                                                                      Corp. and Regulus Group LLC

---------------

(1) The address of all Directors is Public Ledger Building, Suite 630, 150 South Independence Mall West, Philadelphia, PA 19106.

(2) The two interested directors are classified as such because they are executive officers of the Company.

                                    *  *  *

     The Company's Statement of Additional Information includes additional information about the Company's directors and is available without charge upon request. Call Doranne Case (collect) to request a copy.

ITEM 2. CODE OF ETHICS.

(a) In light of its management and financial reporting structure, the Registrant currently has not adopted a code of ethics ("Code of Ethics") that applies to its principal executive officer, principal financial officer, and any other officers who serve a similar function. However, the Registrant's Board of Directors will consider the adoption of a Code of Ethics for the Registrant at its next regularly scheduled meeting.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Registrant's Board of Directors has determined that Jonathan D. Scott, Herbert
S. Riband, Jr. and Shaun F. O'Malley, each a member of the Registrant's audit committee, are "audit committee financial experts," as such term is defined in
Item 3 of Form N-CSR. Each of these members of Registrant's audit committee is "independent" under the standards set forth in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

AUDIT FEES

         2003: $35,500                      2002: $33,500

(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant's financial statements and are not reported under paragraph (a) above.

AUDIT-RELATED FEES

         For services rendered to Registrant:

         2003: $00                  2002: $00

         Nature of these services: Not Applicable

         In each of the last two fiscal years there were no "Audit-Related Fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

TAX FEES

         For services rendered to Registrant:

         2003: $18,150                2002: $8000

         Nature of these services: Preparation of tax returns

         In each of the last two fiscal years there were no "Tax Fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.

ALL OTHER FEES

         For services rendered to Registrant:

         2003: $3,500               2002: $3500

         Nature of these services: assistance with preparation of N-SAR;
                                   research, discussions, memoranda re various matters impacting company.

         In each of the last two fiscal years there were no "All Other Fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e)(1) Registrant's audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant's audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant's principal accountant for services rendered to Registrant, to Registrant's investment adviser, and to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant.

         2003: $00                  2002: $00

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. RESERVED.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 9. CONTROLS AND PROCEDURES.

(a) The PRESIDENT and TREASURER of The Finance Company of Pennsylvania ("Registrant") have evaluated the disclosure controls and procedures (as defined in Rule 30a-2(c)) of the Registrant within 90 days of the filing date of this Form N-CSR and they believe that the disclosure controls and procedures are effective.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a) (1)  Not applicable.

    (2) Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(b) A certification for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Finance Company of Pennsylvania

By: /s/ Charles E. Mather III
    --------------------------------
    Charles E. Mather III
    President

Date: March 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Charles E. Mather III
    --------------------------------
    Charles E. Mather III
    President

Date: March 9, 2004

By: /s/ Frank A. Wood, Jr.
    --------------------------------
    Frank A. Wood, Jr.
    Treasurer

Date: March 9, 2004